Information on market risk and fair value of financial assets and liabilities (telecom activities) - Liquidity risk management (Details) € in Millions	Nov. 23, 2022 EUR (€) item Options	May 11, 2021 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value		€ 500
Number of options that can be extended | Options	2
Option extension period	1 year
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value	€ 6,000		€ 6,000
Number of international banks | item	27